Income Taxes - Summary of Provision For Income Taxes Charged To Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Total income tax expense	$ (56)	$ 15
MARIADB CORPORATION AB [Member]
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal			$ 0	$ 0
State and local			13	1
Foreign			68	83
Total current			81	84
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal			0	0
State and local			0	0
Total deferred			0	0
Total income tax expense			$ 81	$ 84